Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Inventories	¥ 15,298	¥ 16,085
Accrued business tax	3,293	3,951
Accrued pension and severance cost	77,420	79,392
Research and development - costs capitalized for tax purposes	6,906	8,616
Property, plant and equipment	24,281	29,558
Accrued expenses	39,881	43,706
Net operating losses carried forward	33,526	38,351
Other	33,808	34,673
Deferred Tax Assets, Gross, Total	234,413	254,332
Less valuation allowance	(32,931)	(37,498)
Total deferred tax assets	201,482	216,834
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(10,400)	(10,368)
Net unrealized gains on securities	(7,354)	(6,801)
Tax deductible reserve	(4,974)	(5,696)
Financing lease revenue	(54,280)	(58,958)
Prepaid pension and severance cost	(1,104)	(1,671)
Intangible assets	(21,106)	(7,283)
Other	(32,394)	(30,393)
Total deferred tax liabilities	(131,612)	(121,170)
Net deferred tax assets	¥ 69,870	¥ 95,664